Intangible Assets - Balances of goodwill (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of foreign subsidiaries [line items]
Goodwill	R$ 931,808	R$ 1,525,088
at Ultrapar [member]
Disclosure of foreign subsidiaries [line items]
Goodwill	R$ 246,163